PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Probable losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Provision on legal proceedings, current	R$ 1,791,088	R$ 2,290,873
Non-current
Provision on legal proceedings, non-current	21,583,395	24,250,819
Total	23,374,483	26,541,692
Civil
Current
Provision on legal proceedings, current	70,751	296,185
Non-current
Provision on legal proceedings, non-current	5,983,900	5,273,637
Total	19,726,980	22,833,389
Civil - compulsory loan
Current
Provision on legal proceedings, current	1,712,961	1,986,394
Non-current
Provision on legal proceedings, non-current	11,959,368	15,277,173
Total	13,672,329	17,263,567
Labor
Current
Provision on legal proceedings, current	7,376	8,294
Non-current
Provision on legal proceedings, non-current	2,324,942	2,283,424
Tax
Non-current
Provision on legal proceedings, non-current	803,961	784,408
Regulatory
Non-current
Provision on legal proceedings, non-current	351,067	526,628
Environmental
Non-current
Provision on legal proceedings, non-current	R$ 160,157	R$ 105,549